Financial assets, liabilities and financial results (telecom activities) - Income and expenses related to financial assets and liabilities (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on assets contributing to net financial debt	€ 130	€ (9)
Foreign exchange gains (losses)	(32)	(40)
Finance costs, net	(592)	(373)
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Costs of gross financial debt	(534)	(298)
Gains (losses) on assets contributing to net financial debt	130	(9)
Costs of net financial debt	(404)	(307)
Foreign exchange gains (losses)	(32)	(40)
Other net financial expenses	(156)	(26)
Finance costs, net	(592)	(373)
Other comprehensive income	(283)	456
Operating segments [member] | Telecom activities, operating segment [member] | Financial assets, class [member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on assets contributing to net financial debt	130	(9)
Costs of net financial debt	130	(9)
Foreign exchange gains (losses)	21	17
Other net financial expenses	21	59
Other comprehensive income	3	(32)
Operating segments [member] | Telecom activities, operating segment [member] | Financial liabilities, class [member]
Disclosure of detailed information about financial instruments [line items]
Costs of gross financial debt	(563)	(497)
Costs of net financial debt	(563)	(497)
Foreign exchange gains (losses)	(17)	(378)
Operating segments [member] | Telecom activities, operating segment [member] | Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Other net financial expenses	(116)	(61)
Operating segments [member] | Telecom activities, operating segment [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Costs of gross financial debt	29	199
Costs of net financial debt	29	199
Foreign exchange gains (losses)	(37)	321
Other comprehensive income	(286)	488
Operating segments [member] | Telecom activities, operating segment [member] | Discounting expense [member]
Disclosure of detailed information about financial instruments [line items]
Other net financial expenses	€ (60)	€ (24)